PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross excluding assets on operating lease	$ 1,954,664	$ 1,810,103	$ 1,720,967
Less: accumulated depreciation	(1,575,226)	(1,424,688)	(1,121,136)
Property and equipment, net	379,438	385,415	599,831
Machinery and equipment	1,224,709	1,154,638	1,103,319
Electric equipment [Member]
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross excluding assets on operating lease	124,426	58,055	46,264
Office furniture [Member]
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross excluding assets on operating lease	60,988	59,831	51,213
Motor vehicles [Member]
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross excluding assets on operating lease	271,452	269,668	250,933
Leasehold improvement [Member]
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross excluding assets on operating lease	$ 273,089	$ 267,911	$ 269,238